Note 18 - Accumulated Other Comprehensive Income (Loss) (Details) - Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax [Abstract]
Balance	$ (2,237)	[1]	$ 5,391	[1]
Period change	4,785	[1]	(7,628)	[1]	850
Other comprehensive income (loss) before reclassification	4,949	[1]	(7,620)	[1]
Amount reclassified from accumulated other comprehensive income (loss)	(164)	[1]	(8)	[1]
Balance	$ 2,548	[1]	$ (2,237)	[1]	$ 5,391	[1]

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.